Document and Entity Information	12 Months Ended
Dec. 31, 2024 shares
Document Information [Line Items]
Document Type	20-F
Amendment Flag	false
Document Period End Date	Dec. 31, 2024
Document Fiscal Year Focus	2024
Document Fiscal Period Focus	FY
Current Fiscal Year End Date	--12-31
Entity Registrant Name	17 Education & Technology Group Inc.
Entity Central Index Key	0001821468
Entity Current Reporting Status	Yes
Entity Voluntary Filers	No
Entity Interactive Data Current	Yes
Entity Filer Category	Non-accelerated Filer
Entity Well-known Seasoned Issuer	No
Entity Shell Company	false
Entity Emerging Growth Company	true
Entity Ex Transition Period	true
Entity File Number	001-39742
Entity Incorporation, State or Country Code	E9
Entity Address, Address Line One	16/F, Block B, Wangjing Greenland Center
Entity Address, City or Town	Chaoyang District, Beijing
Entity Address, Country	CN
Entity Address, Postal Zip Code	100102
Document Annual Report	true
Document Transition Report	false
Document Shell Company Report	false
Document Registration Statement	false
Document Accounting Standard	U.S. GAAP
ICFR Auditor Attestation Flag	false
Document Financial Statement Error Correction Flag	false
Auditor Name	Deloitte Touche Tohmatsu Certified Public Accountants LLP
Auditor Firm ID	1113
Auditor Location	Beijing, the People's Republic of China
Auditor Opinion [Text Block]

Opinion on the Financial Statements

We have audited the accompanying consolidated balance sheets of 17 Education & Technology Group Inc. and its subsidiaries (the "Company") as of December 31, 2023 and 2024, the related consolidated statements of operations, comprehensive loss, changes in shareholders' equity and cash flows for each of the three years in the period ended December 31, 2024, and the related notes and Schedule I (collectively referred to as the "financial statements"). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Company as of December 31, 2023 and 2024, and the results of its operations and its cash flows for each of the three years in the period ended December 31, 2024, in conformity with accounting principles generally accepted in the United States of America.

Business Contact
Document Information [Line Items]
Entity Address, Address Line One	16/F, Block B
Entity Address, City or Town	Chaoyang District, Beijing
Entity Address, Country	CN
Entity Address, Postal Zip Code	100102
Contact Personnel Name	Michael Chao Du
Entity Address, Address Line Two	Wangjing Greenland Center
City Area Code	+86
Local Phone Number	10 6479 6786
Contact Personnel Email Address	michael.du@17zuoye.com
Ordinary Shares
Document Information [Line Items]
Entity Common Stock Shares Outstanding	444,312,538
American Depositary Shares
Document Information [Line Items]
Security Exchange Name	NASDAQ
Trading Symbol	YQ
Title of 12(b) Security	American Depositary Shares, each representing fifty Class A ordinary shares, par value US$0.0001 per share
Class A Ordinary Shares
Document Information [Line Items]
Security Exchange Name	NASDAQ
Title of 12(b) Security	Class A ordinary shares, par value US$0.0001 per share*
No Trading Symbol Flag	true
Entity Common Stock Shares Outstanding	327,406,202
Class B Ordinary Shares
Document Information [Line Items]
Entity Common Stock Shares Outstanding	116,906,336